UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21420

Metropolitan Series Fund II

(Exact name of registrant as specified in charter)

501 Boylston Street

Boston, Massachusetts 02116

(Address of Principal Executive Office)

THOMAS M. LENZ, ESQ.

MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Copy to:

JOHN M. LODER, ESQ.

Ropes and Gray

Boston, Massachusetts 02110

Registrant’s telephone number, including area code: 617-578-3104

Date of fiscal year end: December 31

Date of reporting period: January 1, 2008 to March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Metropolitan Series Fund II Schedule of Investments	March 31, 2008

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—97.5% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.7%
Boeing Co.	4,431	$329,534
General Dynamics Corp.	2,330	194,252
Goodrich Corp.	725	41,695
Honeywell International, Inc.	4,313	243,339
L-3 Communications Holdings, Inc.	709	77,522
Lockheed Martin Corp.	1,986	197,210
Northrop Grumman Corp.	1,958	152,352
Precision Castparts Corp.	805	82,174
Raytheon Co.	2,470	159,587
Rockwell Collins, Inc.	941	53,778
United Technologies Corp.	5,687	391,379

		1,922,822

Air Freight & Logistics—1.0%
C. H. Robinson Worldwide, Inc.	993	54,019
Expeditors International of Washington, Inc.	1,235	55,797
FedEx Corp.	1,793	166,158
United Parcel Service, Inc. (Class B)	5,993	437,609

		713,583

Airlines—0.1%
Southwest Airlines Co.	4,262	52,849

Auto Components—0.2%
Johnson Controls, Inc.	3,440	116,272
The Goodyear Tire & Rubber Co.	1,391	35,888

		152,160

Automobiles—0.3%
Ford Motor Co. (a)	12,786	73,136
General Motors Corp.	3,279	62,465
Harley-Davidson, Inc.	1,382	51,825

		187,426

Beverages—2.5%
Anheuser-Busch Cos., Inc.	4,143	196,585
Brown-Forman Corp. (Class B)	489	32,382
Coca-Cola Enterprises, Inc.	1,666	40,317
Constellation Brands, Inc. (a)	1,124	19,861
Molson Coors Brewing Co.	797	41,898
Pepsi Bottling Group, Inc.	795	26,959
PepsiCo, Inc.	9,280	670,016
The Coca-Cola Co.	11,579	704,814

		1,732,832

Biotechnology—1.3%
Amgen, Inc. (a)	6,301	263,256
Biogen Idec, Inc. (a)	1,725	106,415
Celgene Corp. (a)	2,521	154,512
Genzyme Corp. (a)	1,551	115,612
Gilead Sciences, Inc. (a)	5,381	277,283

		917,078

Security Description	Shares	Value

Building Products—0.1%
Masco Corp.	2,112	$41,881
Trane, Inc.	1,007	46,221

		88,102

Capital Markets—2.9%
American Capital Strategies, Ltd.	1,130	38,601
Ameriprise Financial, Inc.	1,315	68,183
E*TRADE Financial Corp. (a)	2,676	10,329
Federated Investors, Inc. (Class B)	501	19,619
Franklin Resources, Inc.	911	88,358
Janus Capital Group, Inc.	855	19,896
Legg Mason, Inc.	781	43,720
Lehman Brothers Holdings, Inc.	3,074	115,705
Merrill Lynch & Co., Inc.	5,629	229,326
Morgan Stanley	6,399	292,434
Northern Trust Corp.	1,112	73,915
State Street Corp.	2,245	177,355
T. Rowe Price Group, Inc.	1,528	76,400
The Bank of New York Mellon Corp.	6,612	275,919
The Bear Stearns Co., Inc.	684	7,175
The Charles Schwab Corp.	5,439	102,416
The Goldman Sachs Group, Inc.	2,289	378,578

		2,017,929

Chemicals—1.9%
Air Products & Chemicals, Inc.	1,243	114,356
Ashland, Inc.	324	15,325
E. I. du Pont de Nemours & Co.	5,210	243,620
Eastman Chemical Co.	462	28,852
Ecolab, Inc.	1,017	44,168
Hercules, Inc.	657	12,017
International Flavors & Fragrances, Inc.	469	20,659
Monsanto Co.	3,175	354,012
PPG Industries, Inc.	949	57,424
Praxair, Inc.	1,815	152,877
Rohm & Haas Co.	726	39,262
Sigma-Aldrich Corp.	750	44,738
The Dow Chemical Co.	5,443	200,575

		1,327,885

Commercial Banks—2.7%
BB&T Corp.	3,164	101,438
Comerica, Inc.	872	30,590
Fifth Third Bancorp	3,086	64,559
First Horizon National Corp.	732	10,255
Huntington Bancshares, Inc.	2,121	22,801
KeyCorp.	2,310	50,704
M&T Bank Corp.	446	35,894
Marshall & Ilsley Corp.	1,516	35,171
National City Corp.	3,672	36,536
PNC Financial Services Group, Inc.	1,974	129,435
Regions Financial Corp.	4,018	79,355
SunTrust Banks, Inc.	2,033	112,100
U.S. Bancorp	10,021	324,280

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-1

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Commercial Banks—(Continued)
Wachovia Corp.	11,482	$310,014
Wells Fargo & Co.	19,100	555,810
Zions Bancorp	621	28,287

		1,927,229

Commercial Services & Supplies—0.4%
Allied Waste Industries, Inc. (a)	1,953	21,112
Avery Dennison Corp.	617	30,387
Cintas Corp.	756	21,576
Equifax, Inc.	751	25,895
Monster Worldwide, Inc. (a)	727	17,601
Pitney Bowes, Inc.	1,223	42,829
R.R. Donnelley & Sons Co.	1,244	37,706
Robert Half International, Inc.	920	23,681
Waste Management, Inc.	2,870	96,317

		317,104

Communications Equipment—2.4%
Ciena Corp. (a)	504	15,538
Cisco Systems, Inc. (a)	34,534	831,924
Corning, Inc. (a)	9,121	219,269
JDS Uniphase Corp. (a)	1,303	17,447
Juniper Networks, Inc. (a)	3,033	75,825
Motorola, Inc.	13,062	121,477
QUALCOMM, Inc.	9,341	382,981
Tellabs, Inc. (a)	2,397	13,064

		1,677,525

Computers & Peripherals—4.1%
Apple, Inc. (a)	5,092	730,702
Dell, Inc. (a)	12,982	258,601
EMC Corp. (a)	12,169	174,504
Hewlett-Packard Co.	14,283	652,162
International Business Machines Corp.	8,020	923,423
Lexmark International, Inc. (Class A) (a)	550	16,896
NetApp, Inc. (a)	1,990	39,900
QLogic Corp. (a)	778	11,942
SanDisk Corp. (a)	1,327	29,950
Sun Microsystems, Inc. (a)	4,592	71,314
Teradata Corp. (a)	1,040	22,942

		2,932,336

Construction & Engineering—0.2%
Fluor Corp.	514	72,556
Jacobs Engineering Group, Inc.	703	51,734

		124,290

Construction Materials—0.1%
Vulcan Materials Co.	628	41,699

Consumer Finance—0.7%
American Express Co.	6,698	292,837
Capital One Financial Corp.	2,161	106,364
Discover Financial Services	2,775	45,427
SLM Corp.	2,703	41,491

		486,119

Security Description	Shares	Value

Containers & Packaging—0.1%
Ball Corp.	565	$25,956
Bemis Co., Inc.	577	14,673
Pactiv Corp. (a)	755	19,789
Sealed Air Corp.	936	23,634

		84,052

Distributors—0.1%
Genuine Parts Co.	958	38,531

Diversified Consumer Services—0.1%
Apollo Group, Inc. (Class A) (a)	796	34,387
H&R Block, Inc.	1,885	39,133

		73,520

Diversified Financial Services—4.0%
Bank of America Corp.	25,736	975,652
CIT Group, Inc.	1,107	13,118
Citigroup, Inc.	30,162	646,070
CME Group, Inc.	309	144,952
IntercontinentalExchange, Inc. (a)	407	53,113
JPMorgan Chase & Co.	19,678	845,170
Leucadia National Corp.	980	44,316
Moody’s Corp.	1,191	41,482
NYSE Euronext	1,535	94,725

		2,858,598

Diversified Telecommunication Services—3.0%
AT&T, Inc.	34,967	1,339,236
CenturyTel, Inc.	618	20,542
Citizens Communications Co.	1,898	19,910
Embarq Corp.	889	35,649
Qwest Communications International, Inc.	8,907	40,349
Verizon Communications, Inc.	16,632	606,236
Windstream Corp.	2,630	31,429

		2,093,351

Electric Utilities—1.9%
Allegheny Energy, Inc. (a)	969	48,934
American Electric Power Co., Inc.	2,320	96,582
Edison International	1,888	92,550
Entergy Corp.	1,108	120,861
Exelon Corp.	3,831	311,345
FirstEnergy Corp.	1,766	121,183
FPL Group, Inc.	2,360	148,066
Pepco Holdings, Inc.	1,165	28,799
Pinnacle West Capital Corp.	582	20,417
PPL Corp.	2,163	99,325
Progress Energy, Inc.	1,507	62,842
The Southern Co.	4,430	157,752

		1,308,656

Electrical Equipment—0.5%
Cooper Industries, Ltd. (Class A)	1,021	40,993
Emerson Electric Co.	4,561	234,709
Rockwell Automation, Inc.	860	49,381

		325,083

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-2

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Electronic Equipment & Instruments—0.3%
Agilent Technologies, Inc. (a)	2,115	$63,091
Jabil Circuit, Inc.	1,205	11,399
Molex, Inc.	814	18,852
Tyco Electronics, Ltd.	2,824	96,920

		190,262

Energy Equipment & Services—2.6%
Baker Hughes, Inc.	1,793	122,820
BJ Services Co.	1,697	48,381
Cameron International Corp. (a)	1,265	52,675
ENSCO International, Inc.	834	52,225
Halliburton Co.	5,099	200,544
Nabors Industries, Ltd. (a)	1,626	54,910
National Oilwell Varco, Inc. (a)	2,068	120,730
Noble Corp.	1,556	77,287
Rowan Cos., Inc. (a)	645	26,561
Schlumberger, Ltd.	6,939	603,693
Smith International, Inc. (a)	1,163	74,699
Transocean, Inc. (a)	1,841	248,903
Weatherford International, Ltd. (a)	1,965	142,404

		1,825,832

Exchange Traded Funds—3.1%
SPDR Trust Series 1	16,600	2,190,702

Food & Staples Retailing—2.5%
Costco Wholesale Corp.	2,519	163,659
CVS Caremark Corp.	8,295	336,030
Safeway, Inc.	2,550	74,842
Supervalu, Inc.	1,225	36,726
Sysco Corp.	3,496	101,454
The Kroger Co.	3,897	98,984
Wal-Mart Stores, Inc.	13,689	721,137
Walgreen Co.	5,743	218,751
Whole Foods Market, Inc.	808	26,640

		1,778,223

Food Products—1.5%
Archer-Daniels-Midland Co.	3,728	153,444
Campbell Soup Co.	1,275	43,286
ConAgra Foods, Inc.	2,824	67,635
Dean Foods Co. (a)	876	17,599
General Mills, Inc.	1,951	116,826
H.J. Heinz Co.	1,826	85,767
Hershey Co.	974	36,691
Kellogg Co.	1,510	79,366
Kraft Foods, Inc. (Class A)	8,883	275,462
McCormick & Co., Inc.	741	27,395
Sara Lee Corp.	4,125	57,667
Tyson Foods, Inc. (Class A)	1,586	25,297
Wm. Wrigley Jr., Co.	1,254	78,801

		1,065,236

Security Description	Shares	Value

Gas Utilities—0.1%
Nicor, Inc.	261	$8,746
Questar Corp.	1,001	56,617

		65,363

Health Care Equipment & Supplies—1.9%
Applera Corp.—Applied Biosystems Group	969	31,841
Baxter International, Inc.	3,676	212,546
Becton, Dickinson & Co.	1,414	121,392
Boston Scientific Corp. (a)	7,781	100,141
C.R. Bard, Inc.	582	56,105
Covidien, Ltd.	2,889	127,838
Hospira, Inc. (a)	919	39,306
Medtronic, Inc.	6,506	314,695
St. Jude Medical, Inc. (a)	1,993	86,078
Stryker Corp.	1,382	89,899
Varian Medical Systems, Inc. (a)	728	34,100
Zimmer Holdings, Inc. (a)	1,351	105,189

		1,319,130

Health Care Providers & Services—1.8%
Aetna, Inc.	2,877	121,093
AmerisourceBergen Corp.	942	38,603
Cardinal Health, Inc.	2,066	108,486
CIGNA Corp.	1,623	65,845
Coventry Health Care, Inc. (a)	896	36,153
Express Scripts, Inc. (a)	1,465	94,229
Humana, Inc. (a)	986	44,232
Laboratory Corp. of America Holdings (a)	640	47,155
McKesson Corp.	1,677	87,824
Medco Health Solutions, Inc. (a)	3,035	132,903
Patterson Cos., Inc. (a)	749	27,189
Quest Diagnostics, Inc.	911	41,241
Tenet Healthcare Corp. (a)	2,748	15,554
UnitedHealth Group, Inc.	7,250	249,110
WellPoint, Inc. (a)	3,140	138,568

		1,248,185

Health Care Technology—0.0%
IMS Health, Inc.	1,062	22,313

Hotels, Restaurants & Leisure—1.3%
Carnival Corp.	2,529	102,374
Darden Restaurants, Inc.	830	27,017
International Game Technology	1,812	72,861
Marriott International, Inc.	1,743	59,889
McDonald’s Corp.	6,672	372,097
Starbucks Corp. (a)	4,231	74,042
Starwood Hotels & Resorts Worldwide, Inc. (a)	1,091	56,459
Wendy’s International, Inc.	506	11,668
Wyndham Worldwide Corp.	1,025	21,197
Yum! Brands, Inc.	2,755	102,514

		900,118

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-3

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Durables—0.4%
Black & Decker Corp.	353	$23,333
Centex Corp.	709	17,165
D.R. Horton, Inc.	1,587	24,995
Fortune Brands, Inc.	893	62,063
Harman International Industries, Inc.	350	15,239
KB Home	446	11,030
Leggett & Platt, Inc.	970	14,792
Lennar Corp. (Class A)	805	15,142
Newell Rubbermaid, Inc.	1,603	36,661
Pulte Homes, Inc.	1,238	18,013
Snap-On, Inc.	334	16,984
The Stanley Works	453	21,572
Whirlpool Corp.	438	38,010

		314,999

Household Products—2.4%
Colgate-Palmolive Co.	2,954	230,146
Kimberly-Clark Corp.	2,435	157,180
Procter & Gamble Co.	17,829	1,249,278
The Clorox Co.	805	45,595

		1,682,199

Independent Power Producers & Energy Traders—0.3%
Constellation Energy Group	1,031	91,006
Dynegy, Inc. (a)	2,872	22,660
The AES Corp. (a)	3,877	64,630

		178,296

Industrial Conglomerates—3.8%
3M Co.	4,100	324,515
General Electric Co.	57,851	2,141,066
Textron, Inc.	1,441	79,860
Tyco International, Ltd.	2,810	123,780

		2,669,221

Insurance—3.8%
ACE, Ltd.	1,911	105,220
Aflac, Inc.	2,751	178,677
AMBAC Financial Group, Inc.	1,661	9,551
American International Group, Inc.	14,613	632,012
Aon Corp.	1,770	71,154
Assurant, Inc.	554	33,716
Cincinnati Financial Corp.	958	36,442
Genworth Financial, Inc. (Class A)	2,506	56,736
Lincoln National Corp.	1,533	79,716
Loews Corp.	2,547	102,440
Marsh & McLennan Cos., Inc.	3,018	73,488
MBIA, Inc.	1,217	14,872
MetLife, Inc. (b)	4,109	247,608
Principal Financial Group, Inc.	1,497	83,413
Prudential Financial, Inc.	2,584	202,198
SAFECO Corp.	520	22,818
The Allstate Corp.	3,247	156,051
The Chubb Corp.	2,145	106,135
The Hartford Financial Services Group, Inc.	1,819	137,826

Security Description	Shares	Value

Insurance—(Continued)
The Progressive Corp.	3,930	$63,155
The Travelers Cos., Inc.	3,594	171,973
Torchmark Corp.	527	31,678
UnumProvident Corp.	2,009	44,218
XL Capital, Ltd. (Class A)	1,030	30,436

		2,691,533

Internet & Catalog Retail—0.2%
Amazon.com, Inc. (a)	1,787	127,413
Expedia, Inc. (a)	1,207	26,421
IAC/InterActiveCorp (a)	1,046	21,715

		175,549

Internet Software & Services—1.5%
Akamai Technologies, Inc. (a)	968	27,259
eBay, Inc. (a)	6,462	192,826
Google, Inc. (a)	1,344	591,992
VeriSign, Inc. (a)	1,236	41,084
Yahoo!, Inc. (a)	7,746	224,092

		1,077,253

IT Services—0.8%
Affiliated Computer Services, Inc. (Class A) (a)	556	27,861
Automatic Data Processing, Inc.	3,028	128,357
Cognizant Technology Solutions Corp. (Class A) (a)	1,670	48,146
Computer Sciences Corp. (a)	948	38,669
Convergys Corp. (a)	734	11,054
Electronic Data Systems Corp.	2,950	49,118
Fidelity National Information Services, Inc.	991	37,797
Fiserv, Inc. (a)	953	45,830
Paychex, Inc.	1,875	64,237
The Western Union Co.	4,342	92,354
Total Systems Services, Inc.	1,152	27,256
Unisys Corp. (a)	2,047	9,068

		579,747

Leisure Equipment & Products—0.1%
Brunswick Corp.	507	8,097
Eastman Kodak Co.	1,669	29,491
Hasbro, Inc.	826	23,045
Mattel, Inc.	2,093	41,651

		102,284

Life Sciences Tools & Services—0.3%
Millipore Corp. (a)	319	21,504
PerkinElmer, Inc.	681	16,514
Thermo Fisher Scientific, Inc. (a)	2,425	137,837
Waters Corp. (a)	579	32,250

		208,105

Machinery—1.8%
Caterpillar, Inc.	3,615	283,018
Cummins, Inc.	1,171	54,826
Danaher Corp.	1,475	112,144

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-4

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Deere & Co.	2,526	$203,191
Dover Corp.	1,112	46,459
Eaton Corp.	849	67,640
Illinois Tool Works, Inc.	2,320	111,894
Ingersoll-Rand Co., Ltd. (Class A)	1,580	70,436
ITT Industries, Inc.	1,052	54,504
Paccar, Inc.	2,124	95,580
Pall Corp.	710	24,900
Parker-Hannifin Corp.	976	67,608
Terex Corp.	589	36,813
The Manitowoc Co., Inc.	752	30,682

		1,259,695

Media—2.7%
CBS Corp. (Class B)	3,943	87,061
Clear Channel Communications, Inc.	2,884	84,271
Comcast Corp. (Class A) (a)	17,444	337,367
E.W. Scripps Co. (Class A)	519	21,803
Gannett Co., Inc.	1,331	38,666
Interpublic Group of Cos., Inc.	2,729	22,951
Meredith Corp.	218	8,339
News Corp. (Class A)	13,329	249,919
Omnicom Group, Inc.	1,857	82,042
The DIRECTV Group, Inc. (a)	4,127	102,308
The McGraw-Hill Cos., Inc.	1,870	69,097
The New York Times Co. (Class A)	832	15,708
The Walt Disney Co.	10,909	342,324
The Washington Post Co. (Class B)	34	22,491
Time Warner, Inc.	20,719	290,480
Viacom, Inc. (Class B) (a)	3,713	147,109

		1,921,936

Metals & Mining—1.1%
Alcoa, Inc.	4,718	170,131
Allegheny Technologies, Inc.	585	41,745
Freeport-McMoRan Copper & Gold, Inc.	2,218	213,416
Newmont Mining Corp.	2,626	118,958
Nucor Corp.	1,669	113,058
Titanium Metals Corp.	572	8,609
United States Steel Corp.	683	86,652

		752,569

Multi-Utilities—1.2%
Ameren Corp.	1,209	53,244
CenterPoint Energy, Inc.	1,896	27,056
CMS Energy Corp.	1,304	17,656
Consolidated Edison, Inc.	1,577	62,607
Dominion Resources, Inc.	3,330	135,997
DTE Energy Co.	946	36,790
Duke Energy Holding Corp.	7,316	130,591
Integrys Energy Group, Inc.	443	20,661
NiSource, Inc.	1,588	27,377
PG&E Corp.	2,061	75,886
Public Service Enterprise Group, Inc.	2,946	118,400
Sempra Energy	1,514	80,666

Security Description	Shares	Value

Multi-Utilities—(Continued)
TECO Energy, Inc.	1,221	$19,475
Xcel Energy, Inc.	2,486	49,596

		856,002

Multiline Retail—0.8%
Big Lots, Inc. (a)	523	11,663
Dillard’s, Inc. (Class A)	330	5,679
Family Dollar Stores, Inc.	814	15,873
J.C. Penney Co., Inc.	1,284	48,420
Kohl’s Corp. (a)	1,817	77,931
Macy’s, Inc.	2,508	57,835
Nordstrom, Inc.	1,037	33,806
Sears Holdings Corp. (a)	423	43,184
Target Corp.	4,743	240,375

		534,766

Office Electronics—0.1%
Xerox Corp.	5,315	79,566

Oil, Gas & Consumable Fuels—9.9%
Anadarko Petroleum Corp.	2,712	170,937
Apache Corp.	1,929	233,062
Chesapeake Energy Corp.	2,650	122,297
Chevron Corp.	12,031	1,026,966
ConocoPhillips	9,047	689,472
Consol Energy, Inc.	1,057	73,134
Devon Energy Corp.	2,575	268,650
El Paso Corp.	4,059	67,542
EOG Resources, Inc.	1,431	171,720
Exxon Mobil Corp.	30,995	2,621,557
Hess Corp.	1,616	142,499
Marathon Oil Corp.	4,107	187,279
Murphy Oil Corp.	1,099	90,272
Noble Energy, Inc.	996	72,509
Occidental Petroleum Corp.	4,766	348,728
Peabody Energy Corp.	1,570	80,070
Range Resources Corp.	869	55,138
Spectra Energy Corp.	3,664	83,356
Sunoco, Inc.	681	35,732
Tesoro Corp.	797	23,910
The Williams Cos., Inc.	3,389	111,769
Valero Energy Corp.	3,097	152,094
XTO Energy, Inc.	2,956	182,858

		7,011,551

Paper & Forest Products—0.2%
International Paper Co.	2,478	67,402
MeadWestvaco Corp.	1,007	27,410
Weyerhaeuser Co.	1,214	78,959

		173,771

Personal Products—0.2%
Avon Products, Inc.	2,472	97,743
The Estee Lauder Cos., Inc. (Class A)	661	30,307

		128,050

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-5

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Pharmaceuticals—5.8%
Abbott Laboratories	8,955	$493,868
Allergan, Inc.	1,772	99,923
Barr Pharmaceuticals, Inc. (a)	625	30,194
Bristol-Myers Squibb Co.	11,467	244,247
Eli Lilly & Co.	5,731	295,662
Forest Laboratories, Inc. (a)	1,804	72,178
Johnson & Johnson	16,411	1,064,582
King Pharmaceuticals, Inc. (a)	1,425	12,397
Merck & Co., Inc.	12,544	476,045
Mylan, Inc.	1,763	20,451
Pfizer, Inc.	39,169	819,807
Schering-Plough Corp.	9,391	135,324
Watson Pharmaceuticals, Inc. (a)	600	17,592
Wyeth	7,751	323,682

		4,105,952

Real Estate Investment Trusts—1.1%
Apartment Investment & Management Co. (Class A)	531	19,015
AvalonBay Communities, Inc.	445	42,951
Boston Properties, Inc.	692	63,712
Developers Diversified Realty Corp.	692	28,981
Equity Residential	1,562	64,807
General Growth Properties, Inc.	1,545	58,973
HCP, Inc.	1,357	45,880
Host Hotels & Resorts, Inc.	3,033	48,285
Kimco Realty Corp.	1,465	57,384
Plum Creek Timber Co., Inc.	991	40,334
ProLogis	1,496	88,055
Public Storage, Inc.	722	63,984
Simon Property Group, Inc.	1,292	120,040
Vornado Realty Trust	782	67,416

		809,817

Real Estate Management & Development—0.0%
CB Richard Ellis Group, Inc. (a)	1,006	21,770

Road & Rail—0.9%
Burlington Northern Santa Fe Corp.	1,715	158,157
CSX Corp.	2,337	131,035
Norfolk Southern Corp.	2,180	118,418
Ryder System, Inc.	336	20,466
Union Pacific Corp.	1,511	189,449

		617,525

Semiconductors & Semiconductor Equipment—2.3%
Advanced Micro Devices, Inc. (a)	3,508	20,662
Altera Corp. (a)	1,780	32,805
Analog Devices, Inc.	1,703	50,273
Applied Materials, Inc.	7,842	152,997
Broadcom Corp. (a)	2,708	52,183
Intel Corp.	33,532	710,208
KLA-Tencor Corp.	1,043	38,695
Linear Technology Corp.	1,280	39,283
LSI Logic Corp. (a)	3,829	18,954
MEMC Electronic Materials, Inc. (a)	1,323	93,801

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Microchip Technology, Inc.	1,094	$35,807
Micron Technology, Inc. (a)	4,405	26,298
National Semiconductor Corp.	1,314	24,072
Novellus Systems, Inc. (a)	590	12,420
NVIDIA Corp. (a)	3,218	63,684
Teradyne, Inc. (a)	1,010	12,544
Texas Instruments, Inc.	7,684	217,227
Xilinx, Inc.	1,658	39,377

		1,641,290

Software—3.2%
Adobe Systems, Inc. (a)	3,296	117,305
Autodesk, Inc.	1,337	42,089
BMC Software, Inc. (a)	1,113	36,195
CA, Inc.	2,260	50,850
Citrix Systems, Inc. (a)	1,073	31,471
Compuware Corp. (a)	1,588	11,656
Electronic Arts, Inc. (a)	1,835	91,603
Intuit, Inc. (a)	1,898	51,265
Microsoft Corp.	46,370	1,315,980
Novell, Inc. (a)	2,039	12,825
Oracle Corp. (a)	22,913	448,178
Symantec Corp. (a)	4,903	81,488

		2,290,905

Specialty Retail—1.5%
Abercrombie & Fitch Co. (Class A)	499	36,497
AutoNation, Inc. (a)	782	11,706
AutoZone, Inc. (a)	249	28,344
Bed Bath & Beyond, Inc. (a)	1,517	44,751
Best Buy Co., Inc.	2,041	84,620
GameStop Corp. (Class A) (a)	933	48,245
Limited Brands, Inc.	1,800	30,780
Lowe’s Cos., Inc.	8,473	194,371
Office Depot, Inc. (a)	1,581	17,470
OfficeMax, Inc.	439	8,402
RadioShack Corp.	759	12,334
Staples, Inc.	4,061	89,789
The Gap, Inc.	2,634	51,837
The Home Depot, Inc.	9,777	273,463
The Sherwin-Williams Co.	591	30,165
Tiffany & Co.	736	30,794
TJX Cos., Inc.	2,532	83,733

		1,077,301

Textiles, Apparel & Luxury Goods—0.4%
Coach, Inc. (a)	2,038	61,446
Jones Apparel Group, Inc.	501	6,723
Liz Claiborne, Inc.	576	10,454
Nike, Inc.	2,218	150,824
Polo Ralph Lauren Corp.	341	19,877
VF Corp.	508	39,375

		288,699

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-6

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Thrifts & Mortgage Finance—0.6%
Countrywide Financial Corp.	3,364	$18,502
Federal Home Loan Mortgage Corp.	3,743	94,773
Federal National Mortgage Association	5,667	149,156
Hudson City Bancorp, Inc.	3,003	53,093
MGIC Investment Corp.	689	7,255
Sovereign Bancorp, Inc.	2,092	19,497
Washington Mutual, Inc.	5,113	52,664

		394,940

Tobacco—1.4%
Altria Group, Inc.	12,214	271,151
Philip Morris International, Inc. (a)	12,214	617,784
Reynolds American, Inc.	991	58,499
UST, Inc.	866	47,214

		994,648

Trading Companies & Distributors—0.0%
W.W. Grainger, Inc.	389	29,716

Wireless Telecommunication Services—0.3%
American Tower Corp. (Class A) (a)	2,345	91,947
Sprint Nextel Corp.	16,505	110,419

		202,366

Total Common Stock (Identified Cost $67,318,460)		68,878,144

Short Term Investments—2.6%
Security Description	Face Amount	Value

Discount Notes—2.6%
Federal Home Loan Bank 1.52%, 04/01/08	$1,825,000	$1,825,000

Total Short Term Investments (Identified Cost $1,825,000)		1,825,000

Total Investments—100.1% (Identified Cost $69,143,460) (c)		70,703,144
Liabilities in excess of other assets		(66,066)

Total Net Assets—100%		$70,637,078

(a)	Non-Income Producing.
(b)	Affiliated Issuer. See below.
(c)	The aggregate cost of investments for federal income tax purposes as of March 31, 2008 was $69,143,460 and the composition of unrealized appreciation and depreciation of investment securities was $9,288,542 and $(7,728,858), respectively.

Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 3/31/2008	Net Unrealized Depreciation
S&P 500 Index Futures	6/19/2008	5	$1,657,370	$1,655,000	$(2,370)

Affliliated Issuer
Security Description	Number of Shares Held at 12/31/2007	Shares Purchased Since 12/31/2007	Shares Sold Since 12/31/2007	Number of Shares Held on 3/31/08	Realized Gain on Shares Sold	Income For Period Ended 3/31/08
MetLife, Inc.	5,002	0	(893)	4,109	$11,629	$0

Statement of Accounting Standards No. 157 Valuation Disclosure

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-7

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of March 31, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$68,843,757	$(2,370)
Level 2—Other Significant Observable Inputs	1,859,387	0
Level 3—Significant Unobservable Inputs	0	0

Total	$70,703,144	$(2,370)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-8

Item 2.	Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

METROPOLITAN SERIES FUND II

By:	/s/ Elizabeth M. Forget
Name:	Elizabeth M. Forget
Title:	President
Date:	May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth M. Forget
Name:	Elizabeth M. Forget
Title:	President
Date:	May 20, 2008

By:	/s/ Peter H. Duffy
Name:	Peter H. Duffy
Title:	Treasurer
Date:	May 20, 2008

EXHIBIT LIST

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.